MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED APRIL 11, 2011 TO

PROSPECTUS DATED JULY 31, 2010

1.	The third paragraph under each section entitled “Principal Investment Strategies” beginning on pages 3, 11, 15 and 19, and the fourth paragraph under each section entitled “Principal Investment Strategies” beginning on pages 7 and 23 of the Prospectus is hereby deleted in its entirety and replaced with:

When determining the allocations and reallocations to sub-advisers, the Investment Advisers will consider a variety of factors, including but not limited to the sub-adviser’s style, historical performance, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Investment Advisers seek, through their selection of sub-advisers and their allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.

2.	The sixth paragraph under the section entitled “Principal Investment Strategies” beginning on page 27 of the Prospectus is hereby deleted in its entirety and replaced with:

When determining the allocations and reallocations to sub-advisers, the Investment Advisers will consider a variety of factors, including but not limited to the sub-adviser’s investment approach, historical performance, and the characteristics of each sub-adviser’s allocated assets (including duration, credit quality, average maturity, industry and geographic region). The Investment Advisers seek, through their selection of sub-advisers and their allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	MMF SPT 04/11

NORTHERN FUNDS PROSPECTUS